LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
LEASES
Average Effective Annual Interest Rate (as a percent)	5.90%
Average Length of Contract	4 years 8 months 12 days
Gross amount of assets under sale-leaseback	$ 37.6	$ 33.9